ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-4006 WWW.ROPESGRAY.COM

Edward Baer
T +1 415 315 6328
F +1 415 315 4885
edward.baer@ropesgray.com

May 19, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust II

File Nos. 333-211372; 811-22870

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Stone Ridge Trust II (the “Trust”) hereby certifies that the form of prospectus and statement of additional information for Stone Ridge Reinsurance Risk Premium Interval Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Registration Statement on Form N-2, which was filed by electronic transmission on May 13, 2016 pursuant to Rule 486(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (415) 315-6328.

Sincerely,

/s/ Edward Baer
Edward Baer